Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Debt Disclosure [Abstract]
Schedule of convertible notes payable

Convertible notes payable consists of the following as of April 30, 2018 and January 31, 2018:

	April 30, 2018	January 31, 2018
Convertible note, dated July 31, 2015, bearing interest at 10% per annum, maturing on July 31, 2017 and convertible into shares of common stock at $0.01 per share, in default	72,640	72,640
Convertible note, dated October 31, 2015, bearing interest at 10% per annum, maturing on October 31, 2018 and convertible into shares of common stock at $0.50 per share	156,976	156,976
Convertible note, dated January 31, 2016, bearing interest at 10% per annum, maturing on January 31, 2019 and convertible into shares of common stock at a 60% discount to the market price	82,735	82,735
Convertible note, dated March 14, 2016, bearing interest at 8% per annum, maturing on March 14, 2017, and convertible into shares of common stock at a4 5% discount to the market price, in default	1,217	1,217
Convertible note, dated May 26, 2016, bearing interest at 8% per annum, maturing on May 26, 2017, and convertible into shares of common stock at a 45% discount to the market price, in default	67,986	67,986
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion with a floor on the conversion price of $0.00005	—	18,000
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion with a floor on the conversion price of $0.00005	40,000	40,000
Convertible note, dated February 6, 2018, bearing interest at 8% per annum, maturing November 6, 2018, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion with a floor on the conversion price of $0.00005	150,000	—
Total convertible notes payable	$571,554	$439,554
Less: current portion of convertible notes payable	(571,554)	(371,569)
Less: discount on noncurrent convertible notes payable	—	(50,800)
Convertible notes payable - non-current, net of discount	$—	$17,185

Current portion of convertible notes payable	$571,554	$371,569
Less: discount on current convertible notes payable	(368,853)	(224,861)
Convertible notes payable, net of discount	$202,701	$146,708

Convertible notes payable consists of the following as of January 31, 2018 and 2017:

	January 31, 2018	January 31, 2017
Convertible note, dated July 31, 2015, bearing interest at 10% per annum, maturing on July 31, 2017 and convertible into shares of common stock at $0.01 per share, in default	72,640	73,940
Convertible note, dated October 31, 2015, bearing interest at 10% per annum, maturing on October 31, 2018 and convertible into shares of common stock at $0.50 per share	156,976	156,976
Convertible note, dated January 31, 2016, bearing interest at 10% per annum, maturing on January 31, 2019 and convertible into shares of common stock at a 60% discount to the market price	82,735	82,735
Convertible note, dated March 14, 2016, bearing interest at 8% per annum, maturing on March 14, 2017, and convertible into shares of common stock at a4 5% discount to the market price, in default	1,217	1,217
Convertible note, dated March 14, 2016, bearing interest at 8% per annum, maturing on March 14, 2017, and convertible into shares of common stock at a 45% discount to the market price	—	16,551
Convertible note, dated May 26, 2016, bearing interest at 8% per annum, maturing on May 26, 2017, and convertible into shares of common stock at a 45% discount to the market price, in default	67,986	67,986
Convertible note, dated May 26, 2016, bearing interest at 8% per annum, maturing on May 26, 2017, and convertible into shares of common stock at a 45% discount to the market price	—	75,000
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion	18,000	—
Convertible note, dated September 6, 2017, bearing interest at 8% per annum, maturing September 6, 2017, and convertible into shares of common stock at a 45% discount to the lowest trading price in the 20 days prior to conversion	40,000	—
Total convertible notes payable	$439,554	$474,405
Less: current portion of convertible notes payable	(371,569)	(166,708)
Less: discount on noncurrent convertible notes payable	(50,800)	(278,882)
Convertible notes payable, net of discount	$17,185	$28,815

Current portion of convertible notes payable	$371,569	$166,708
Less: discount on current convertible notes payable	(224,861)	(112,323)
Convertible notes payable, net of discount	$146,708	$54,385

Schedule of convertible promissory notes and unpaid accrued interest

The Convertible Promissory Notes and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
February 6, 2018	November 6, 2018	8%	45% discount	$150,000

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
March 14, 2016	March 14, 2017	8%	55% discount	$65,000
April 30, 2016	April 30, 2019	10%	60% discount	67,986

The Convertible Promissory Notes and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
March 14, 2016	March 14, 2017	8%	45% discount	$65,000
April 30, 2016	April 30, 2019	10%	60% discount	67,986
May 26, 2016	May 26, 2017	8%	45% discount	75,000
January 11, 2017	March 14, 2017	8%	45% discount	16,551
Total 2017				$224,537

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
February 9, 2017	March 14, 2017	8%	45% discount	$48,449
April 27, 2017	May 27, 2017	8%	45% discount	75,000
September 9, 2017	September 9, 2018	8%	45% discount	40,000
December 14, 2017	December 14, 2018	8%	45% discount	40,000
Total 2018